ACCRUED INTEREST	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Note 5 - ACCRUED INTEREST

The Company’s accrued interest consisted of the following:

	March 31, 2019	December 31, 2018
Accrued Interest
Pubrelco Inc.	$442	$124
Note payable related party	44,848	43,349
Total Accrued Interest	$45,290	$43,473

The Company’s accrued interest consisted of the following:

	December 31, 2018		December 31, 2017
Accrued Interest
Power Up Lending Group	$	---	$665
Note payable		124	---
Note payable related party		43,349	32,597
Total Accrued Interest		$43,473	$33,262